Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 18:- REVENUE

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $209 million as of December 31, 2022. The Company expects to recognize in 2023 approximately 68% from remaining performance obligations as of December 31, 2022, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a T&M basis were excluded, as the Company elected to apply the practical expedients in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition (in thousands):

	Years ended December 31,
	2022	2021

Project implementation phase:
Revenues from pre-production implementation projects	$189,335	$178,419
Revenues from post-production implementation projects	285,401	282,616

Total	$474,736	$461,035

Pre-production and post-production revenues include license, maintenance, professional services and cloud solutions.

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2022	2021

Trade receivables (net of allowance for credit losses of $1,130 and $1,337 on December 31, 2022 and 2021, respectively)	58,563	53,985
Short-term unbilled receivables *)	20,488	16,072
Long-term unbilled receivables *)	1,169	858
Contract assets **)	15,064	6,988
Deferred revenues (short-term contract liabilities) ***)	30,720	39,614
Long-term deferred revenues (long-term contract liabilities) ***)	-	299

*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

**)	Contract assets relate to unbilled receivables (including a long-term balance of $733 and $784 presented in other long-term assets as of December 31, 2022 and 2021, respectively), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

***)	Deferred revenue represents billings to customers for which revenue has not yet been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue and included in other long-term liabilities in the consolidated balance sheets.

During the year ended December 31, 2022, the Company recognized $37,447 that was included in deferred revenues (short-term contract liability) balance on December 31, 2021.